Supplemental Financial Information - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Apr. 19, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Amount	$ 146		$ 154
ASMC [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %		27.47%	27.00%
Amount			$ 21
ASEN [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	40.00%		40.00%
Amount	$ 66		$ 56
WeEn [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	49.00%		49.00%
Amount	$ 65		$ 62
Others [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 15		$ 15